Income Taxes - Summary of Income Before Taxes and Noncontrolling Interest for Domestic and Foreign Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
U.S.	$ 282,489	$ 261,525	$ 235,120
Foreign	22,249	11,145	8,216
Total income before income taxes	$ 304,738	$ 272,670	$ 243,336